EQUIPMENT (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Equipment [Line Items]
Depreciation	$ 17,595	$ 24,552	$ 89,026	$ 79,868